Annual Fund Operating Expenses - StockSnips AI-Powered Sentiment US All Cap ETF - StockSnips AI-Powered Sentiment US All Cap ETF Class	May 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%